Shareholders' Equity - Ordinary Shares Reserved for Issuance (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Shareholders' Equity
Shares reserved for issuance	33,996,674	34,199,249
Equity Incentive Plan
Shareholders' Equity
Shares reserved for issuance	2,824,119	4,222,272
Shares available for grant under ESPP
Shareholders' Equity
Shares reserved for issuance	4,029,898	4,029,898
Shares issuable upon exercise of Z33 Put Right
Shareholders' Equity
Shares reserved for issuance	2,000,000	2,000,000
Shares issuable upon exercise of the Warrants to purchase Class A Ordinary Shares
Shareholders' Equity
Shares reserved for issuance	16,591,996	16,591,996
Shares issuable upon exercise of options to purchase Class A Ordinary Shares
Shareholders' Equity
Shares reserved for issuance	7,108,188	5,791,065
Restricted Share Units
Shareholders' Equity
Shares reserved for issuance	1,442,473	1,564,018